PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

13. PROPERTY, PLANT AND EQUIPMENT

	Consolidated
	2021	2020
	$	$
Laboratory equipment, at cost	426,701	1,451,389
Less: cost written-off during the year	(23,484)	(1,047,515)
Add: additions during the year	557,655	22,827
Less: accumulated depreciation	(571,467)	(1,453,365)
Add: accumulated depreciation written-off during the year	23,484	1,047,515
Net laboratory equipment	412,889	20,851
Computer equipment, at cost	672,538	657,265
Less: cost written-off during the year	(447,229)	—
Add: additions during the year	26,543	15,273
Less: accumulated depreciation	(664,164)	(651,104)
Add: accumulated depreciation written-off during the year	447,229	—
Net computer equipment	34,917	21,434
Office equipment, at cost	—	167,564
Less: cost written-off during the year	—	(167,564)
Add: additions during the year	10,495	—
Less: accumulated depreciation	(1,123)	(167,564)
Add: accumulated depreciation written-off during the year	—	167,564
Net office equipment	9,372	—
Equipment under hire purchase, at cost	—	594,626
Less: accumulated depreciation	—	(594,626)
Net equipment under hire purchase	—	—
Leasehold improvements, at cost	—	465,380
Less: cost written-off during the year	—	(465,380)
Add: additions during the year	—	—
Less: accumulated depreciation	—	(465,380)
Add: accumulated depreciation written-off during the year	—	465,380
Net leasehold improvements	—	—
Total net property, plant and equipment	457,178	42,285

Reconciliation of property, plant and equipment
Opening gross carrying amount	1,096,489	3,336,224
Add: additions purchased during the year	594,693	38,100
Less: cost written-off during the year	(470,713)	(2,277,835)
Closing gross carrying amount	1,220,469	1,096,489
Opening accumulated depreciation and impairment losses	(1,054,204)	(3,266,891)
Add: accumulated depreciation written-off during the year	470,713	2,277,835
Less: depreciation expense charged	(179,800)	(65,148)
Closing accumulated depreciation and impairment losses	(763,291)	(1,054,204)
Total net property, plant and equipment	457,178	42,285

Reconciliation of movements in property, plant and equipment by asset category for the year ended June 30, 2021

	Opening net	Additions	Disposals		Closing net
Asset category	carrying Amount $	during year $	during year $	Depreciation expense $	carrying amount $
Laboratory equipment	20,851	557,655	—	(165,617)	412,889
Computer equipment	21,434	26,543	—	(13,060)	34,917
Office equipment	—	10,495	—	(1,123)	9,372
Leasehold improvements	—	—	—	—	—
Totals	42,285	594,693	—	(179,800)	457,178

Reconciliation of movements in property, plant and equipment by asset category for the year ended June 30, 2020

	Opening net	Additions	Disposals		Closing net
Asset category	carrying Amount $	during year $	during year $	Depreciation expense $	carrying amount $
Laboratory equipment	40,512	22,827	—	(42,488)	20,851
Computer equipment	28,397	15,273	—	(22,236)	21,434
Leasehold improvements	424	—	—	(424)	—
Totals	69,333	38,100	—	(65,148)	42,285